DEBT - Debt Obligations (Details)			1 Months Ended		4 Months Ended
	Jun. 10, 2021 USD ($) D	Nov. 22, 2019 $ / shares	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 09, 2021 $ / shares shares	Mar. 31, 2021 USD ($)
Debt
Face amount					$ 1,700,000
Total debt						$ 13,258,000	$ 12,839,000		$ 13,684,000
Less: current portion of debt						(2,620,000)	(965,000)		(515,000)
Long-term debt						10,638,000	11,874,000		13,169,000
Common share purchase warrants | shares										13,750
Shares per warrant | shares										1
Term of warrants										48 months
Warrant exercise price (in dollars per share) | $ / shares					$ 100.00					$ 151.00
Senior Term Loan
Debt
Maximum borrowing capacity	$ 6,000,000
Senior Revolving Loan
Debt
Maximum borrowing capacity	$ 2,000,000
Number of business days prior to written notice of prepayment | D	10
Minimum prepayment advances outstanding	$ 250,000
Percentage of aggregate advances outstanding	25.00%
Term of of written notice of company's intention to prepay	30 days
Term of interest	12 months
Senior Term Acquisition Line
Debt
Maximum borrowing capacity	$ 3,000,000
Central Bank Debt PPP promissory note
Debt
Total									1,687,000
Paycheck Protection Program loan
Debt
Total								$ 0
Face amount											$ 1,700,000
Bearing interest rate											1.00%
Centurion debenture
Debt
Total							11,000,000		11,000,000
Face amount						11,000,000	11,000,000
Less: fair value ascribed to conversion feature and warrants						(1,204,000)	(1,204,000)		(1,204,000)
Plus: accretion of implied interest						626,000	476,000		176,000
Less: net debt issuance costs						(308,000)	(386,000)		(547,000)
Total debt						$ 10,114,000	9,886,000		9,425,000
Commitment fee (in percent)	2.25%
Commitment fee	$ 248,000
Debenture with Maturity Date of June 9, 2025
Debt
Face amount	$ 11,000,000
Bearing interest rate	9.50%
Interest rate during period			1.50%
Interest on over due interest	3.00%
Debenture with Maturity Date of June 9, 2025 | Credit Facility dated March 8, 2021
Debt
Bearing interest rate				9.50%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025
Debt
Variable rate	7.05%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025 | Credit Facility dated March 8, 2021
Debt
Variable rate				7.05%
Convertible Debt
Debt
Total							3,390,000
Face amount							3,450,000		3,450,000
Less: principal converted to common shares							(60,000)		(60,000)
Less: fair value ascribed to conversion feature and warrants							(1,523,000)		(1,523,000)
Plus: accretion of implied interest							1,086,000		705,000
Total debt							$ 2,953,000		$ 2,572,000
Bearing interest rate		9.00%			9.00%
Term of debt		4 years			4 years
Common share purchase warrants | shares					72
Term of warrants					3 years
Warrant exercise price (in dollars per share) | $ / shares		$ 190.00			$ 190.00